Acquisitions and Divestitures (Revenue, Expense, and Loss from Operations, Classified as Held for Sale) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss) gain from operations of disposal groups	$ (1,930)	$ 76	$ (1,857)	$ 101
Gathering and Processing Assets [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	3,959	2,738	7,597	5,592
Expense	4,082	2,662	7,647	5,491
Impairment	1,807	0	1,807	0
(Loss) gain from operations of disposal groups	$ (1,930)	$ 76	$ (1,857)	$ 101
Limited partners' (loss) per unit from discontinued operations (diluted)	(0.20)	0.01	(0.19)	0.01